UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 154.2% (100.0% of Total Investments)

	Alaska – 1.1% (0.7% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 8,500	5.000%, 6/01/32	4/16 at 100.00	B	$ 7,784,215
3,545	5.000%, 6/01/46	4/16 at 100.00	B	3,017,327
12,045	Total Alaska			10,801,542
	Arizona – 0.9% (0.6% of Total Investments)
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	8,736,784
	2010A, 5.000%, 7/01/40
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	4/16 at 100.00	N/R	4,393,133
	5/01/28 – ACA Insured
	California – 19.5% (12.6% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,747,730
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,195,114
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	14,734,025
	Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,840,950
	2013S-4, 5.000%, 4/01/38
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H,	5/18 at 100.00	AA	3,555,565
	5.000%, 5/01/22 – AGM Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,029,650
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,042,560
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,575,652
	2010A, 5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,884,630
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,510,873
	2013I, 5.000%, 11/01/38
6,435	California State, General Obligation Bonds, Refunding Series 2002, 6.000%, 4/01/16 –	No Opt. Call	AA–	6,500,701
	AMBAC Insured
5,000	California State, General Obligation Bonds, Refunding Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+ (4)	5,021,500
	(Pre-refunded 3/01/16)
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	16,846,720
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	11,589,200
3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	4,324,906
	Obligated Group, Series 2010, 5.250%, 11/01/30
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	3,278,970
	Healthcare West, Series 2008C, 5.625%, 7/01/35
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (4)	5,528,850
	2006C, 5.000%, 8/01/32 (Pre-refunded 8/01/18) – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AA	3,988,082
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	734,962
	Refunding Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,345	4.500%, 6/01/27	6/17 at 100.00	B+	2,352,058
7,750	5.000%, 6/01/33	6/17 at 100.00	B	7,239,353
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,341,150
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	9,403,200
	Bonds, Series 2007A-2, 5.300%, 6/01/37
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,406,575
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	AA+ (4)	5,339,250
	5.000%, 8/01/32 (Pre-refunded 8/01/17) – FGIC Insured
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,792,454
	5.375%, 7/01/34
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,762,870
	2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,369,398
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,765,134
	2009B, 6.500%, 11/01/39
835	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	4/16 at 100.00	N/R (4)	967,281
	5.125%, 12/01/23 – AMBAC Insured (ETM)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,053,040
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,615	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,434,484
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
7,275	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	7,673,088
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	Aaa	2,355,969
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
920	Palmdale, California, Certificates of Participation, Park Improvement & Avenue Construction,	4/16 at 100.00	A3	921,684
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	8/17 at 100.00	AA–	6,269,801
	of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	AA	4,860,007
	AGC Insured
1,610	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/17 at 100.00	A3	1,646,128
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,897,585
	Tender Option Bond Trust 2015-XF0098, 19.823%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,680,399
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa2	2,078,080
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aaa	3,096,306
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
5,000	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,115,400
	Series 2015, 0.000%, 8/01/46
2,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	4/16 at 100.00	B+	2,250,360
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	AA+	2,099,161
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
206,515	Total California			194,100,855
	Colorado – 10.0% (6.5% of Total Investments)
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	6,426,264
	Series 2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	2,513,002
	Series 2011A, 5.000%, 2/01/41
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	15,531,880
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,055	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	2,144,434
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,660,601
	5.000%, 11/15/43
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	12,513,523
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	9,362,677
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	17,820,547
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	6,295,888
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	8,831,345
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	A–	5,820,850
3,750	6.000%, 1/15/41	7/20 at 100.00	A–	4,233,450
4,255	University of Colorado, Enterprise System Revenue Bonds, Series 2006A, 5.000%, 6/01/27	6/16 at 100.00	Aa2 (4)	4,322,952
	(Pre-refunded 6/01/16) – AMBAC Insured
132,415	Total Colorado			99,477,413
	Connecticut – 0.8% (0.5% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	7,782,562
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 0.6% (0.4% of Total Investments)
815	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/16 at 100.00	A1	815,245
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,103,300
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
5,815	Total District of Columbia			5,918,545
	Florida – 7.6% (4.9% of Total Investments)
4,000	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	4,095,720
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
8,405	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	A+	8,539,900
	Series 2010A-1, 5.000%, 6/01/16
2,455	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	4/16 at 100.00	Aaa	2,493,077
	7/01/37 (Alternative Minimum Tax)
2,865	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	3,266,702
	Subordinate Lien Series 2015B, 5.000%, 10/01/44
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,790,650
	5.000%, 11/15/45
3,465	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	3,897,189
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	5,712,350
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,874,750
	5.000%, 10/01/27
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	No Opt. Call	AA	6,462,665
3,000	5.000%, 7/01/42	7/22 at 100.00	AA	3,421,080
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/19 at 100.00	A	1,857,058
	Inc., Series 2009, 5.125%, 10/01/26
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,365,895
	10/01/29 – FGIC Insured
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,310	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,436,265
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	4,946,656
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36	10/16 at 100.00	AA+ (4)	6,187,140
	(Pre-refunded 10/01/16) – BHAC Insured
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA–	7,004,679
	4.000%, 5/01/33
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,790,050
	5.000%, 11/15/33
69,375	Total Florida			75,141,826
	Georgia – 1.8% (1.2% of Total Investments)
3,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/33	5/25 at 100.00	AA–	4,073,472
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	6,139,050
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	2,224,080
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/16 at 100.00	N/R	3,003,990
	5.000%, 2/01/30 – SYNCORA GTY Insured
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	2,788,550
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
15,900	Total Georgia			18,229,142
	Illinois – 26.1% (17.0% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,119,420
	2011A, 5.000%, 12/01/41
10,200	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,733,852
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,276,300
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	26,529,632
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	25,697,567
220	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	4/16 at 100.00	AA	220,871
	AGM Insured
3,130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17	2/16 at 100.00	AA (4)	3,138,576
	(Pre-refunded 2/20/16) – AGM Insured
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,732,735
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,711,200
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,453,343
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,719,450
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,148,880
	8/15/47 – AGC Insured (UB)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,318,180
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,422,560
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,042,173
	6.000%, 7/01/43
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	547,812
	Refunding Series 2015C, 5.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,821,725
	2011C, 5.500%, 8/15/41 (UB) (5)
5,245	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	No Opt. Call	AA+ (4)	5,906,237
	2015-XF0248, 9.282%, 7/01/46 (Pre-refunded 7/01/17) (IF) (5)
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical
	Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,472,120
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,255,011
4,945	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,053,197
	Refunding Series 2007A, 5.250%, 5/01/34
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,788,305
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,512,475
	5.000%, 1/01/38
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,877,078
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	14,540,175
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	19,333,340
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,938,007
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,959,401
	Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	6,291,473
	Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	11,891,320
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	14,241,926
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,858,075
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	22,034,332
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,250	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/29	3/25 at 100.00	A	2,669,243
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A1	4,021,016
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
290,860	Total Illinois			260,277,007
	Indiana – 4.8% (3.1% of Total Investments)
5,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+ (4)	5,217,250
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (4)	3,074,580
	Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,798,963
	2012A, 5.000%, 5/01/42
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	3,914,250
	Refunding 2015A, 5.000%, 12/01/40
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	3,321,923
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated	No Opt. Call	A+	9,435,524
	Group, Series 2012, 5.000%, 3/01/41
805	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	910,616
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	4/16 at 100.00	AA– (4)	4,339,094
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
1,455	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	1,510,843
	Indiana, Series 2007, 5.500%, 3/01/37
1,545	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,628,754
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A,	No Opt. Call	A+	3,365,100
	5.000%, 1/01/31
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,448,387
	AMBAC Insured
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	1,161,869
	2005Z, 0.000%, 1/15/28 – AGM Insured
47,895	Total Indiana			48,127,153
	Iowa – 2.7% (1.7% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,517,880
	5.500%, 7/01/21
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,144,240
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,430,678
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,200	5.375%, 6/01/38	4/16 at 100.00	B+	5,052,112
4,465	5.500%, 6/01/42	4/16 at 100.00	B+	4,336,497
5,400	5.625%, 6/01/46	4/16 at 100.00	B+	5,399,460
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,505,355
	5.600%, 6/01/34
26,285	Total Iowa			26,386,222
	Kansas – 0.1% (0.0% of Total Investments)
685	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	514,387
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.5% (0.3% of Total Investments)
4,330	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B,	1/20 at 100.00	AA	4,924,639
	5.000%, 1/01/23 – AGM Insured
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,197,693
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 1.5% (1.0% of Total Investments)
6,500	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	6,656,585
	Refunding Series 2012, 5.000%, 8/01/16
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,896,340
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB (4)	2,807,321
	Hospital, Series 2008, 6.000%, 1/01/28 (Pre-refunded 1/01/18)
2,000	Maryland Transportation Authority, Project Revenue Bonds, Series 2007, 5.000%, 3/01/16	No Opt. Call	AAA	2,008,780
14,550	Total Maryland			15,369,026
	Massachusetts – 3.2% (2.1% of Total Investments)
2,385	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	AAA	2,632,110
970	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	N/R (4)	1,075,691
	(Pre-refunded 7/01/18)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	7,016,625
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	1,440,838
	Obligated Group, Series 2013, 5.250%, 11/15/41
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	5,025,105
	System, Series 2010J, 5.000%, 7/01/39
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	4/16 at 100.00	AA	8,761,515
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	531,260
	Series 2008E-1 &2, 5.125%, 7/01/38
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,299,176
	2013A, 5.000%, 5/15/43
29,145	Total Massachusetts			31,782,320
	Michigan – 3.1% (2.0% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,180,013
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	1,366,175
	4.500%, 11/01/23
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	3,336,034
	7/01/33 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%,	No Opt. Call	AA–	2,038,620
	7/01/16 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,182,060
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	455,892
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan
	Series 2014D-1, 5.000%, 7/01/37 – AGM Insured
3,595	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa2	1,776,146
	NPFG Insured
2,655	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30	10/16 at 50.02	Aa2 (4)	1,323,279
	(Pre-refunded 10/15/16) – NPFG Insured
1,615	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	1,889,744
	Series 2015-I, 5.000%, 4/15/38
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,562,561
	Series 2008A, 6.875%, 6/01/42
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,229,864
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (4)	2,970,175
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,368,903
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,233,375
	Airport, Series 2015D, 5.000%, 12/01/45
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 – NPFG	12/17 at 100.00	AA–	5,227,821
	Insured (Alternative Minimum Tax)
31,980	Total Michigan			31,140,662
	Minnesota – 0.5% (0.3% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	5,191,450
	Corporation, Series 2007, 5.250%, 5/01/37
	Mississippi – 0.7% (0.5% of Total Investments)
7,040	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/16 at 100.00	BBB	7,109,696
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 2.3% (1.5% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	2,915,415
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	11,573,335
	CoxHealth, Series 2013A, 5.000%, 11/15/48
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+ (4)	3,127,050
	Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured
1,435	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	1,478,079
3,695	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31	12/16 at 100.00	AA– (4)	3,843,835
	(Pre-refunded 12/15/16)
21,085	Total Missouri			22,937,714
	Nebraska – 0.1% (0.0% of Total Investments)
700	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	788,886
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Nevada – 5.7% (3.7% of Total Investments)
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	No Opt. Call	AA–	4,058,256
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	27,195,418
	International Airport, Series 2010A, 5.250%, 7/01/42
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	12,024,000
4,170	5.000%, 6/01/39	12/24 at 100.00	AA+	4,890,910
5,380	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	5,616,128
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 19.132%,	7/17 at 100.00	AA+	2,993,700
	7/01/31 – BHAC Insured (IF) (5)
49,785	Total Nevada			56,778,412
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,567,800
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 6.7% (4.4% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,045,553
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	4/16 at 100.00	AA–	3,541,055
	2004A, 5.250%, 7/01/33 – NPFG Insured
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	7,546,392
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/24
3,300	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/23 at 100.00	A–	3,634,092
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/25
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,556,985
	University Hospital, Series 2007, 5.750%, 7/01/37
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	783,689
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,306,873
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	5,298,600
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	17,807,560
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA	4,989,600
	5.500%, 12/15/18 – AGM Insured
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A–	2,540,654
	5.500%, 6/15/31
6,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	A–	6,701,824
	5.000%, 6/15/42
2,480	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	2,574,984
	4.750%, 6/15/38
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	Aa3	2,308,300
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,000	4.625%, 6/01/26	6/17 at 100.00	B+	1,002,660
5,000	4.750%, 6/01/34	6/17 at 100.00	B–	4,198,850
90,415	Total New Jersey			66,837,671
	New York – 5.7% (3.7% of Total Investments)
745	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/16 at 100.00	N/R	747,175
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	9,282,992
	2011A, 5.250%, 2/15/47
2,565	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,664,855
	2/15/47 – FGIC Insured
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	4,885,442
	5.000%, 5/01/38
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	13,811,072
	4.500%, 11/15/32 – AGM Insured (UB)
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,986,300
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,801,150
	Fiscal 2013 Series I, 5.000%, 5/01/38
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,394,980
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,341,460
	Center Project, Series 2011, 5.750%, 11/15/51
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	3,096,207
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,901,725
	Series 2015A, 5.000%, 11/15/50
51,985	Total New York			56,913,358
	North Carolina – 1.8% (1.2% of Total Investments)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,829,110
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,733,554
	WakeMed, Series 2012A, 5.000%, 10/01/31
3,560	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,971,038
	Health System, Series 2009A, 5.000%, 6/01/42
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	4,179,286
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
16,465	Total North Carolina			17,712,988
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,794,716
	6.250%, 11/01/31
	Ohio – 6.7% (4.3% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,275,151
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	639,863
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,260	5.125%, 6/01/24	6/17 at 100.00	B–	4,821,789
6,360	5.875%, 6/01/30	6/17 at 100.00	B–	5,736,338
4,875	5.750%, 6/01/34	6/17 at 100.00	B–	4,321,151
4,290	6.000%, 6/01/42	6/17 at 100.00	B	3,847,487
14,830	5.875%, 6/01/47	6/17 at 100.00	B	13,137,304
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	10,663,072
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,788,750
	2011A, 6.000%, 11/15/41
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	4/16 at 100.00	A+	6,301,666
	5.000%, 5/01/30
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,153,843
	2013A-1, 5.000%, 2/15/48
69,345	Total Ohio			66,686,414
	Oklahoma – 0.5% (0.3% of Total Investments)
4,000	Oklahoma City, Oklahoma, General Obligation Bonds, Refunding Series 2015, 2.000%, 9/01/16	No Opt. Call	AAA	4,041,000
1,220	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	1,263,688
	5.000%, 2/15/42
45	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	47,115
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
5,265	Total Oklahoma			5,351,803
	Pennsylvania – 4.5% (2.9% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	1,401,700
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,730,688
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,649,531
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,574,870
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,404,299
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	3,107,258
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,970,108
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	2,075,580
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/16 at 100.00	N/R	538,367
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
28	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/16 at 100.00	N/R	24,132
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	2,232,000
	Revenue, Series 2011B, 5.000%, 12/01/41
1,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,114,792
	0.000%, 12/01/38
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	7,247,128
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	13,885,618
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
45,838	Total Pennsylvania			44,956,071
	Puerto Rico – 1.1% (0.7% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%,	4/16 at 100.00	AA–	614,613
	7/01/25 – NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	AA–	1,322,148
	7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	CC	948,680
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	2,671,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Caa3	5,034,857
92,265	Total Puerto Rico			10,592,048
	South Carolina – 4.2% (2.7% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	15,839,028
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	8,662,185
2,250	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	No Opt. Call	AA	2,344,748
	System, Series 2006C, 5.000%, 1/01/21 – AGM Insured
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,580,200
	Improvement Series 2015A, 5.000%, 12/01/55
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,983,235
	5.500%, 12/01/54
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	5,390,352
	5.250%, 10/01/40
57,880	Total South Carolina			41,799,748
	South Dakota – 0.1% (0.1% of Total Investments)
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,035,243
	Series 2015, 5.000%, 11/01/45
	Tennessee – 1.8% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,546,319
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,470	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA	2,806,636
	Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA (4)	882,420
	Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured
265	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	266,142
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,436,020
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	5,072,939
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
16,730	Total Tennessee			18,010,476
	Texas – 16.9% (11.0% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	5,052,750
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,880,425
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	1,149,140
	6.000%, 1/01/41
2,190	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	2,477,963
	5.000%, 1/01/40
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,281,670
	5.000%, 11/01/42 (Alternative Minimum Tax)
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	171,645
	5.250%, 9/01/44
3,240	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	3,610,267
	Series 2013B, 5.000%, 4/01/53
15,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Series 2013B,	10/23 at 100.00	AA+	16,714,200
	5.000%, 4/01/53 (UB)
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,964,291
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	9,385,200
	NPFG Insured
7,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 41.91	AA	1,540,690
	Senior Lien Series 2014A, 0.000%, 11/15/49 – AGM Insured
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	Aa1	3,682,630
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
2,530	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A,	7/18 at 100.00	AA–	2,787,984
	5.500%, 7/01/39
5,500	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B,	7/17 at 100.00	AA–	5,814,600
	5.000%, 7/01/25 – NPFG Insured
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	1,215,271
	Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured
4,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	4,237,680
	Bonds, Refunding Series 2015A, 4.000%, 8/15/41
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
195	0.000%, 8/15/39	8/17 at 27.35	AAA	52,145
780	0.000%, 8/15/41	8/17 at 24.20	AAA	184,189
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
4,805	0.000%, 8/15/39 (Pre-refunded 8/15/17)	8/17 at 27.35	N/R (4)	1,295,668
19,020	0.000%, 8/15/41 (Pre-refunded 8/15/17)	8/17 at 24.20	N/R (4)	4,537,411
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	Baa1	2,215,140
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012,
	5.000%, 11/01/28 (Alternative Minimum Tax)
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	6,997,435
	5.000%, 1/01/40
6,285	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	7,358,981
	5.000%, 1/01/33
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series	2/17 at 100.00	Aaa	7,987,847
	2007, 5.000%, 2/15/32 (Pre-refunded 2/15/17)
4,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	No Opt. Call	Aaa	4,057,840
	Obligation Bonds, School Building Series 2015, 3.000%, 8/01/16
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,122,822
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,480
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	6,081,545
	Health Resources, Series 2007B, 5.000%, 11/15/47
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	3,570,490
	(Pre-refunded 7/01/16)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	17,151,770
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,692,228
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,410,362
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB+	4,193,595
11,400	5.000%, 8/15/37	8/24 at 100.00	BBB+	12,896,022
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,087,240
	2002A, 0.000%, 8/15/25 – AMBAC Insured
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa3	3,048,967
	Project, Series 2011, 6.000%, 11/01/41
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
4,000	0.000%, 8/15/32	8/20 at 53.57	AAA	1,968,640
5,675	0.000%, 8/15/36	No Opt. Call	AAA	2,197,701
185,925	Total Texas			168,330,924
	Utah – 0.3% (0.2% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,287,040
	Virginia – 3.9% (2.5% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,030,302
	System Obligated Group, Series 2013, 5.000%, 11/01/30
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	19,917,178
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	13,021,260
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,489,863
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
33,430	Total Virginia			38,458,603
	Washington – 3.4% (2.2% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	9,234,489
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,661,680
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,337,440
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	10,112,600
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
3,000	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Refunding Series	No Opt. Call	AA+	3,127,470
	2009R-2010C, 5.000%, 1/01/17
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	4,401,013
	1/01/33 (Pre-refunded 1/01/18)
35,300	Total Washington			33,874,692
	Wisconsin – 1.4% (0.9% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,841,200
	Inc., Series 2013A, 5.125%, 4/15/31
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,967,665
	Series 2012B, 5.000%, 2/15/40
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,070,230
	Healthcare System, Series 2006A, 5.250%, 8/15/23
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	5,824,750
	6.250%, 5/01/37
12,280	Total Wisconsin			13,703,845
$ 1,718,898	Total Municipal Bonds (cost $1,366,889,555)			1,535,020,509

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 221	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 6,635
59	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/55	N/R	1,765
$ 280	Total Corporate Bonds ($25,102)				8,400
	Total Long-Term Investments (cost $1,366,914,657)				1,535,028,909
	Floating Rate Obligations – (2.8)%				(28,050,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (53.7)% (8)				(535,000,000)
	Other Assets Less Liabilities – 2.3%				23,689,386
	Net Assets Applicable to Common Shares – 100%				$ 995,668,295

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,535,020,509	$ —	$1,535,020,509
Corporate Bonds	—	—	8,400	8,400
Total	$ —	$1,535,020,509	$8,400	$1,535,028,909

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $1,339,594,728.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$177,415,236
Depreciation	(10,027,199)
Net unrealized appreciation (depreciation) of investments	$167,388,037

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.9%.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016